Note 3 - Investment Securities - Continuous Unrealized Loss Position (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Continuous unrealized loss, less than 12 months, fair value	$ 123,708,343	$ 177,688,528
Continuous unrealized loss, less than 12 months, gross unrealized losses	(1,700,299)	(3,490,174)
Continuous unrealized loss, greater than 12 months, fair value	190,196,101	107,481,698
Continuous unrealized loss, greater than 12 months, gross unrealized losses	(6,810,725)	(4,213,222)
Continuous unrealized loss, fair value	313,904,444	285,170,226
Continuous unrealized loss, gross unrealized losses	(8,511,024)	(7,703,396)
US Government Agencies Debt Securities [Member]
Continuous unrealized loss, less than 12 months, fair value	120,139,340	174,200,881
Continuous unrealized loss, less than 12 months, gross unrealized losses	(1,655,223)	(3,459,564)
Continuous unrealized loss, greater than 12 months, fair value	190,196,101	107,481,698
Continuous unrealized loss, greater than 12 months, gross unrealized losses	(6,810,725)	(4,213,222)
Continuous unrealized loss, fair value	310,335,441	281,682,579
Continuous unrealized loss, gross unrealized losses	(8,465,948)	(7,672,786)
US States and Political Subdivisions Debt Securities [Member]
Continuous unrealized loss, less than 12 months, fair value	2,598,344	3,487,647
Continuous unrealized loss, less than 12 months, gross unrealized losses	(23,094)	(30,610)
Continuous unrealized loss, greater than 12 months, fair value
Continuous unrealized loss, greater than 12 months, gross unrealized losses
Continuous unrealized loss, fair value	2,598,344	3,487,647
Continuous unrealized loss, gross unrealized losses	(23,094)	$ (30,610)
Asset-backed Securities [Member]
Continuous unrealized loss, less than 12 months, fair value	970,659
Continuous unrealized loss, less than 12 months, gross unrealized losses	(21,982)
Continuous unrealized loss, greater than 12 months, fair value
Continuous unrealized loss, greater than 12 months, gross unrealized losses
Continuous unrealized loss, fair value	970,659
Continuous unrealized loss, gross unrealized losses	$ (21,982)